Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash Flows from Operating Activities:
Net income	$ 109,366	$ 1,596,567
Adjustments to reconcile net income to net cash used in operating activities:
Income from business combination deposits forfeited by the former target company		(125,000)
Interest earned on investments held in Trust Account	(1,330,551)	(2,934,879)
Deferred tax (benefit) provision	(37,152)	2,975
Change in operating assets and liabilities:
Prepaid expenses	58,250	(8,250)
Prepaid income taxes	(287,911)
Prepaid franchise taxes	(26,165)
Accrued expenses	391,802	287,945
Income tax payable	(358,882)	105,456
Franchise tax payable	(12,300)	300
Net Cash Used in Operating Activities	(1,493,543)	(1,074,886)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account for payment to redeeming stockholders	38,044,345	8,157,801
Purchase of investment held in Trust Account	(700,000)	(1,275,000)
Withdrawal of investment held in Trust Account to pay taxes	991,446	698,946
Net Cash Provided by Investing Activities	38,335,791	7,581,747
Cash Flows from Financing Activities:
Redemption of common stock	(38,044,345)	(8,157,801)
Proceeds from working capital and extension loans from related party	1,415,966	1,471,000
Repayments of working capital loans from related party	(230,000)
Business combination deposits		200,000
Net Cash Used in Financing Activities	(36,858,379)	(6,486,801)
Net Change in Cash	(16,131)	20,060
Cash at beginning of year	30,823	10,763
Cash at end of year	14,692	30,823
Supplemental Cash Flow Information
Cash paid for income taxes	971,189	506,854
Supplemental Disclosure of Non-cash Financing Activities
Excise tax payable attributable to redemption of common stock	380,443	81,578
Accretion of subsequent measurement of common stock subject to redemption value	$ 1,625,328	$ 4,039,650